Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Total goodwill	$ 48,856	$ 48,854	$ 48,359	$ 48,357
Retail Financial Services [Member]
Goodwill [Line Items]
Total goodwill	16,490	16,496
Investment Bank [Member]
Goodwill [Line Items]
Total goodwill	5,249	5,278
Card Services & Auto [Member]
Goodwill [Line Items]
Total goodwill	14,564	14,522
Commercial Banking [Member]
Goodwill [Line Items]
Total goodwill	2,864	2,866
Treasury & Securities Services [Member]
Goodwill [Line Items]
Total goodwill	1,669	1,680
Asset Management [Member]
Goodwill [Line Items]
Total goodwill	7,643	7,635
Corporate/Private Equity [Member]
Goodwill [Line Items]
Total goodwill	$ 377	$ 377